Restructuring and Productivity Initiatives (Details) (USD $) In Millions, unless otherwise specified	11 Months Ended								1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	11 Months Ended	0 Months Ended	11 Months Ended
	Dec. 29, 2013	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] North American Consumer Products [Member]	Dec. 29, 2013 Successor [Member] Europe [Member]	Dec. 29, 2013 Successor [Member] Asia/Pacific [Member]	Dec. 29, 2013 Successor [Member] U.S. Foodservice [Member]	Dec. 29, 2013 Successor [Member] Rest of World [Member]	Dec. 29, 2013 Successor [Member] Non-operating	Jun. 07, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]	Jun. 07, 2013 Predecessor [Member] North American Consumer Products [Member]	Apr. 29, 2012 Predecessor [Member] North American Consumer Products [Member]	Jun. 07, 2013 Predecessor [Member] Europe [Member]	Apr. 29, 2012 Predecessor [Member] Europe [Member]	Jun. 07, 2013 Predecessor [Member] Asia/Pacific [Member]	Apr. 29, 2012 Predecessor [Member] Asia/Pacific [Member]	Jun. 07, 2013 Predecessor [Member] U.S. Foodservice [Member]	Apr. 29, 2012 Predecessor [Member] U.S. Foodservice [Member]	Jun. 07, 2013 Predecessor [Member] Rest of World [Member]	Apr. 29, 2012 Predecessor [Member] Rest of World [Member]	Jun. 07, 2013 Predecessor [Member] Non-operating	Apr. 29, 2012 Predecessor [Member] Non-operating	Dec. 29, 2013 Severance and other severance related costs	Nov. 14, 2013 Severance and other severance related costs Successor [Member]	Dec. 29, 2013 Other exit costs
Segment Reporting Information [Line Items]
Productivity charges		$ 410.4	$ 114.5	$ 129.1	$ 28.1	$ 27.5	$ 48.3	$ 62.9	$ 6.0	$ 205.4		$ 0	$ 25.6	$ 3.6	$ 56.4	$ 2.4	$ 65.7	$ 0	$ 52.8	$ 0	$ 4.4	$ 0	$ 0.6
Severance Costs		87.9									48.1														63.0
Accrued Liabilities and Other Liabilities [Abstract]
Fiscal 2014 restructuring and productivity initiatives	287.6																							217.9		69.7
Cash payments	(152.7)																							(124.6)		(28.1)
Reserve balance at October 28, 2013	$ 134.9									$ 54.6														$ 93.3		$ 41.6